Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (956,884)		¥ (867,876)
Exchange difference	194		0
Total	172,984	$ 25,080	180,664
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	792,586		758,097
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	197,160		175,852
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,171		4,422
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 135,757		¥ 110,169